Intangible Assets,Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization	$ (1,011,430)
Intangible assets, net	11,101,539	64,268
Contractual rights to acquire copyrights and patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Sub-total	6,426,218
Copyrights and patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Sub-total	1,071,035
Eligibility rights to trade on or through SEHK [Member]
Schedule of Intangible Assets, Net [Line Items]
Sub-total	63,811	64,268
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Sub-total	$ 4,551,905